UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

AMT-Free Municipal Bond Portfolio

Kentucky Municipal Bond Portfolio

Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 11/15/31	$2	$1,928

Municipal Bonds
Alabama — 1.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC):
6.00%, 6/01/34	500	540,185
6.00%, 6/01/39	2,200	2,374,460
Prattville Industrial Development Board, RB, Recovery Zone Facility, Series C, (International Paper Co. Guaranty), 6.25%, 11/01/33	3,355	3,427,502

		6,342,147

Arizona — 1.1%
Pima County IDA, RB:
Arizona Charter Schools Project, Series 0, 5.25%, 7/01/31	1,285	993,485
Tuscon Electric Power Co., 5.75%, 9/01/29	1,700	1,718,921
Tuscon Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	2,250	2,228,220

		4,940,626

California — 13.1%
California Health Facilities Financing Authority, California, RB, Catholic Healthcare West:
Series A, 6.00%, 7/01/34	3,670	3,810,047
Series E, 5.63%, 7/01/25	3,000	3,141,780
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,475	1,533,838
California State University, RB, Systemwide, Series A, 5.25%, 11/01/38	2,490	2,531,259
California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E, 5.50%, 7/01/31	2,250	2,281,995
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed, 5.88%, 2/15/34	975	1,069,351
County of Sacramento California, RB, PFC/Grant, Sub-Series C:
6.00%, 7/01/39	2,250	2,416,117
6.00%, 7/01/41	315	337,592
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/34	1,750	1,870,575
Modesto Irrigation District, COP, Capital Improvement, Series A, 6.00%, 10/01/39	1,860	2,007,461
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project, Series A, 6.50%, 9/01/28	2,020	2,223,071
Pleasant Hill Recreation & Park District, GO, Election of 2009, Series A, 5.00%, 8/01/40	6,635	6,624,251
Semitropic Improvement District, Refunding, RB, Series A, 5.25%, 12/01/29	5,380	5,645,772
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,950	3,126,675
6.50%, 4/01/33	9,700	10,626,447
6.00%, 11/01/39	4,000	4,211,160
Stockton-East Water District, California, Refunding, COP, Series B, (NPFGC, FGIC), 6.54%, 4/01/28 (a)	4,495	1,411,430
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	3,225	3,491,611

		58,360,432

Colorado — 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	775	851,547

District of Columbia — 0.9%
District of Columbia, RB, Series A, 5.50%, 12/01/30	3,530	3,944,846

Florida — 15.8%
Ave Maria Stewardship Community Development District, Special Assessment, BAN, 4.80%, 11/01/12	1,000	905,110
City of Tampa Florida, Refunding, RB (AGM), 6.00%, 10/01/16	1,455	1,713,859
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,763,776
Series B-1, 6.00%, 7/01/38	5,000	5,515,350
County of Miami-Dade Florida, RB:
Miami International Airport, Series A, 5.50%, 10/01/30	2,700	2,800,305
Miami-Dade County Water & Sewer System, (AGM), 5.00%, 10/01/39	8,000	8,025,920
County of Miami-Dade Florida, Refunding, RB, Series C, 6.00%, 10/01/23	5,000	5,646,550
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,330,120
Series A, 5.50%, 6/01/38	4,750	5,141,590

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.
	AGM	Assured Guaranty Municipal Corp.	FNMA	Federal National Mortgage Association
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	GNMA	Government National Mortgage Association
	BAN	Bond Anticipation Note	IDA	Industrial Development Authority
	BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
	COP	Certificates of Participation	NPFGC	National Public Finance Guaranty Corp.
	CR	Custodial Receipts	PCRB	Pollution Control Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
	FHA	Federal Housing Administration	TAN	Tax Anticipation Notes

BLACKROCK FUNDS II	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Florida (concluded)
Florida State Board of Education, RB, Series A, 5.75%, 7/01/28	$3,890	$4,276,899
Florida State Board of Education, Refunding, GO, Public Education, Series D, 5.75%, 6/01/22	7,800	7,938,450
JEA, RB, Scherer 4 Project, Series A, 6.00%, 10/01/37	3,000	3,253,200
Orange County School Board, COP, Series A, (AGC), 5.50%, 8/01/34	2,300	2,430,456
Panther Trace II Community Development District, Special Assessment, 5.13%, 11/01/13	2,735	2,210,263
Riviera Beach Utility Special District, RB (NPFGC, FGIC), 5.00%, 10/01/29	4,245	4,071,422
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,000	5,124,500
Tampa Bay Water Florida Utility System Revenue, RB, 5.00%, 10/01/38	5,000	5,178,550

		70,326,320

Georgia — 0.9%
Forsyth County School District, GO, 6.70%, 7/01/12	640	680,973
Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D, 6.00%, 1/01/23	2,000	2,250,160
Municipal Electric Authority of Georgia, Refunding, RB, Series BB, (GO of Participants), 5.70%, 1/01/19	975	1,086,891

		4,018,024

Illinois — 3.0%
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A, (AGC), 6.00%, 6/01/26	2,575	2,916,625
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	1,100	1,213,960
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,800	1,947,258
University of Chicago, Series B, 6.25%, 7/01/38	5,000	5,670,750
Illinois Finance Authority, Refunding, RB, Roosevelt University Project, 6.50%, 4/01/39	1,700	1,771,876

		13,520,469

Indiana — 3.8%
Indiana Finance Authority, RB:
Parkview Health System, Series A, 5.75%, 5/01/31	1,400	1,431,710
Various, Duke Energy Industry, Series B, 6.00%, 8/01/39	1,665	1,802,046
Indiana Finance Authority, Refunding, RB, Trinity Health, Series A, 5.63%, 12/01/38	2,000	2,097,880
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc., 5.50%, 9/15/31	1,320	1,108,140
Indiana Municipal Power Agency, Indiana, RB, Series B, 6.00%, 1/01/39	2,120	2,268,570
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project:
Series A, 5.50%, 1/01/29	2,000	2,115,020
Series A, (AGC), 5.50%, 1/01/38	5,625	6,019,312

		16,842,678

Iowa — 0.5%
Iowa Finance Authority, RB, Iowa Health System, (AGC), 5.25%, 2/15/29	2,000	2,051,200

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,200	1,197,468

Louisiana — 0.4%
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring Garbs, Series A-2, 6.00%, 1/01/23	1,370	1,542,497

Maryland — 0.1%
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	508,035

Massachusetts — 0.9%
Massachusetts Development Finance Agency, RB, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/35	1,000	725,980
Massachusetts Health & Educational Facilities Authority, RB, Partners Healthcare:
Series J1, 5.00%, 7/01/34	1,210	1,209,903
Series J1, 5.00%, 7/01/39	2,285	2,257,123

		4,193,006

Michigan — 2.4%
City of Detroit Michigan, RB, Second Lien, Remarketed, Series B, (AGM):
6.25%, 7/01/36	1,000	1,083,870
7.00%, 7/01/36	1,250	1,430,225
Michigan State Building Authority, Refunding, RB, Facilities Program:
Series I, 6.00%, 10/15/38	1,355	1,457,953
Series I, 6.25%, 10/15/38	1,250	1,366,562
Michigan State Hospital Finance Authority, Refunding, RB, Henry Ford Health, 5.75%, 11/15/39	2,025	1,974,254
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	2,935	3,451,120

		10,763,984

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,000	1,110,200

Montana — 0.4%
City of Forsyth Montana, Refunding, RB, Portland, General Series A, 5.00%, 5/01/33	1,950	1,965,658

Multi-State — 2.9%
Centerline Equity Issuer Trust, 7.60%, 11/30/10 (b)(c)	9,000	9,244,620
Munimae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (b)(c)(d)	3,895	3,612,465

		12,857,085

Nebraska — 0.1%
Omaha Public Power District, RB, Series B, 6.15%, 2/01/12	505	539,537

Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,475	1,621,217

2	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nevada (concluded)
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/38	$6,685	$7,353,567
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	9,300	9,744,447

		18,719,231

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	2,225	2,346,707

New Jersey — 5.8%
City of Jersey City New Jersey, Refunding Note, GO, 5.40%, 6/25/10	2,750	2,759,350
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty), 6.00%, 8/01/38	3,600	4,081,212
New Jersey Educational Facilities Authority, Refunding, RB, University Medical & Dentistry:
Series B, 7.13%, 12/01/23	1,000	1,131,910
Series B, 7.50%, 12/01/32	1,000	1,124,740
New Jersey Health Care Facilities Financing Authority, RB, Saint Barnabas Health Care System, Series A, 5.00%, 7/01/29	2,575	2,069,476
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	4,185	4,576,005
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 6.00%, 6/15/10 (e)	10,000	10,115,700

		25,858,393

New York — 6.5%
City of New York New York, GO, Series E-1, 6.25%, 10/15/28	2,500	2,911,325
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	8,750	9,851,450
Series A, 6.25%, 4/01/33	1,635	1,880,086
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,300	4,951,837
New York City Housing Development Corp., RB, Series M, 6.88%, 11/01/38	2,085	2,331,093
New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	3,000	3,377,430
Triborough Bridge & Tunnel Authority, New York, RB, General, Series A-2, 5.38%, 11/15/38	3,150	3,398,724

		28,701,945

North Carolina — 1.3%
City of Charlotte North Carolina, RB, Series A, 5.50%, 7/01/34	1,060	1,120,314
North Carolina Capital Facilities Finance Agency, RB, Duke University Project, Series B, 5.00%, 10/01/38	2,000	2,102,040
North Carolina Medical Care Commission, Refunding, RB, NC Baptist Hospital, 5.00%, 6/01/34	2,705	2,689,798

		5,912,152

Ohio — 1.9%
County of Lorain Ohio, Refunding & Improvement, RB, Catholic Healthcare, Series A, 5.25%, 10/01/33	1,000	990,670
County of Montgomery Ohio, RB, Catholic Health, Series A, 5.50%, 5/01/34	5,130	5,372,392
Ohio State Water Development Authority, Refunding, RB, FirstEnergy, Series A, 5.88%, 6/01/16 (d)	1,700	1,845,775

		8,208,837

Pennsylvania — 3.6%
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	1,600	1,592,480
Delaware Valley Regional Financial Authority, RB, 5.75%, 7/01/32	10,000	11,319,100
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project, 6.20%, 4/01/39	1,000	1,073,380
Various, Allegheny Energy Supply Co., 7.00%, 7/15/39	2,000	2,223,400

		16,208,360

Rhode Island — 1.0%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation, Series A, (AGC), 7.00%, 5/15/39	1,350	1,547,451
Lifespan Obligation (NPFGC), 5.50%, 5/15/16	200	200,234
Public Schools Financing Program, Series E, (AGC), 6.00%, 5/15/29	2,250	2,470,095

		4,217,780

Tennessee — 0.7%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/40	3,165	3,186,459

Texas — 11.7%
Allen ISD, GO, School Building, Series A, 5.00%, 2/15/39	5,900	6,113,521
Beaumont ISD Texas, GO, School Building, (AGC):
5.13%, 2/15/30	2,185	2,276,639
5.13%, 2/15/31	2,000	2,075,480
City of Austin Texas, Water & Sewer RB, Series A, 5.13%, 11/15/29	2,000	2,135,300
City of Houston Texas, Refunding, RB, Combined, First Lien:
Series A, (AGC), 5.25%, 11/15/31	1,470	1,558,435
Series A, (AGC), 6.00%, 11/15/35	4,800	5,480,160
Series A, (AGM), 5.00%, 11/15/36	6,050	6,219,460
City of San Antonio Texas, Refunding, RB, Series A, 5.25%, 2/01/31	1,000	1,083,670
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	2,295	2,475,387
Harris County Cultural Education Facilities Finance Corp., Refunding, RB, St. Lukes, 5.63%, 2/15/25	2,000	2,110,560
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System:
Series B, 7.13%, 12/01/31	1,500	1,679,265
Series B, 7.25%, 12/01/35	500	561,090

BLACKROCK FUNDS II	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.25%, 8/15/39	$350	$359,453
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed, 6.30%, 11/01/29	1,475	1,585,684
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	8,000	8,423,840
State of Texas, Refunding, GO, Water Financial Assistance, 5.75%, 8/01/22	3,445	3,498,260
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Mobility, Senior Lien, NTE Mobility, 6.88%, 12/31/39	4,315	4,485,486

		52,121,690

Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,650	2,633,226
City of Salt Lake City Utah, Refunding, RB, IHC Hospital, Inc., Series A, 8.13%, 5/15/15	80	92,038

		2,725,264

Virginia — 1.1%
Virginia Small Business Financing Authority, Refunding, RB, Sentara Healthcare, 5.00%, 11/01/40	5,000	5,039,200

Washington — 0.5%
Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	2,000	2,188,540

Wisconsin — 1.8%
State of Wisconsin, RB, Series A, (State Appropriation), 6.00%, 5/01/36	4,000	4,405,520
Wisconsin Health & Educational Facilities Authority, RB, Froedtert & Community Health, 5.25%, 4/01/39	3,755	3,738,365

		8,143,885

Wyoming — 0.5%
County of Sweetwater Wyoming, Refunding, RB, Idaho Power Co. Project, Remarketed, 5.25%, 7/15/26	2,000	2,145,340

Puerto Rico — 1.8%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series B, 6.50%, 7/01/37	2,000	2,181,140
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.50%, 8/01/44	5,000	5,609,000

		7,790,140

Total Municipal Bonds — 92.0%		409,389,682

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
California — 2.7%
Los Angeles Department of Airports, Senior RB, Los Angeles International Airport, Series A, 5.00%, 5/15/40	4,880	4,918,943
Metropolitan Water District of Southern California, RB, Series A, (AGM), 5.00%, 7/01/30	6,825	7,152,650

		12,071,593

New York — 2.3%
New York State Environmental Facility Corp., RB, New York City Municipal Water Project, Series K, 5.00%, 6/15/28	10,000	10,225,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 5.0%		22,297,093

Total Long-Term Investments (Cost — $415,104,683) — 97.0%		431,688,703

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.25% (g)(h)	24,280,947	24,280,947

Total Short-Term Securities (Cost — $24,280,947) — 5.4%		24,280,947

Total Investments (Cost — $439,385,630*) — 102.4%		455,969,650
Liabilities in Excess of Other Assets — (0.3)%		(1,446,875)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (2.1)%		(9,322,448)

Net Assets — 100.0%		$445,200,327

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$429,479,698

Gross unrealized appreciation	$20,151,357
Gross unrealized depreciation	(2,926,405)

Net unrealized appreciation	$17,224,952

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

4	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock AMT-Free Municipal Bond Portfolio

(f)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	$18,530,947	$32,830

(h)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$422,423,703	—	$422,423,703
Short-Term Securities	$24,280,947	—	—	24,280,947

Total	$24,280,947	$422,423,703	—	$446,704,650

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK FUNDS II	MARCH 31, 2010	5

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 78.3%
Corporate — 2.8%
County of Owen Kentucky, RB, American Water Co. Project, Series A, 6.25%, 6/01/39	$1,000	$1,060,730
County of Owen Kentucky, Various, RB, American Water Co., Series B, 5.63%, 9/01/39	250	255,950
Trimble County Kentucky Environmental Facilities, RB, (AMBAC), AMT, 6.00%, 3/01/37	1,000	984,200

		2,300,880

County/City/Special District/School District — 6.1%
Breckinridge County Public Properties Corp., RB, Justice Center Project, 4.25%, 2/01/31	3,000	2,983,440
County of Kenton Kentucky, GO, Public Project, 4.63%, 4/01/34	2,000	2,005,340

		4,988,780

Education — 3.4%
Louisville & Jefferson County Metropolitan Government, Refunding, RB, ULH Inc. - Bettie Johnson, Series A, (University of Louisville Guaranty), 4.38%, 10/01/29	2,815	2,780,432

Health — 17.9%
County of Warren Kentucky, Refunding, RB, Community Hospital Corp. Project, Series A, 5.00%, 8/01/29	1,000	928,500
Kentucky Economic Development Finance Authority, Kentucky, RB:
Baptist Healthcare System, Series A, 5.38%, 8/15/24	1,995	2,131,338
Baptist Healthcare System, Series A, 5.63%, 8/15/27	1,000	1,076,980
Catholic Health, Series A, 5.00%, 5/01/29	2,000	2,023,220
King’s Daughters Medical, 5.00%, 2/01/40	1,000	965,380
Norton Healthcare, Series A, 6.63%, 10/01/10 (a)	1,370	1,425,239
Norton Healthcare, Series A, 6.63%, 10/01/28	380	385,723
Ownesboro Medical Health System, Series A, 6.38%, 6/01/40	1,000	997,890
Louisville & Jefferson County Metropolitan Government, RB:
Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/37	2,000	2,066,940
Norton Health Care, Inc., 5.25%, 10/01/36	2,750	2,636,205

		14,637,415

Housing — 8.1%
Kentucky Housing Corp., RB:
Series A, (FHA), 5.75%, 7/01/39	990	1,042,737
Series B, 5.15%, 7/01/39	2,750	2,819,877
Series F, (FHA), AMT, 5.45%, 1/01/32	220	220,876
Series L, AMT, 5.25%, 1/01/38	2,500	2,553,900

		6,637,390

State — 8.0%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1, (AGC):
6.00%, 12/01/33	1,000	1,090,790
6.00%, 12/01/38	1,030	1,109,732
Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB:
5.38%, 11/01/23	3,000	3,296,400
Project No. 93, (AGC), 5.25%, 2/01/29	1,000	1,073,710

		6,570,632

Transportation — 16.2%
Kentucky Turnpike Authority, Kentucky, RB, Revitalization Projects:
Series A, 5.00%, 7/01/27	1,000	1,061,680
Series A, 5.00%, 7/01/28	1,000	1,056,660
Series A, 5.00%, 7/01/29	1,000	1,049,780
Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects, Series A, (AMBAC), 5.50%, 7/01/15	1,000	1,158,970
Louisville & Jefferson County Regional Airport Authority, Kentucky, RB:
Airis Louisville LLC Project, Series A, AMT, 5.50%, 3/01/19	2,795	2,590,071
Series A, (AGM), AMT, 5.75%, 7/01/15	1,755	1,820,707
Louisville Kentucky Regional Airport Authority, Refunding, RB, (AMBAC), AMT, 5.00%, 7/01/18	4,345	4,492,469

		13,230,337

Utilities — 15.8%
City of Owensboro, Kentucky, Refunding & Improvement, RB, (AGC), 5.00%, 9/15/26	1,005	1,069,059
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A, (BHAC-CR, NPFGC), 5.25%, 9/01/42	3,500	3,601,570
Lexington-Fayette Urban County Government, RB, Series A, 5.00%, 7/01/21	1,935	2,044,482
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB:
Series A, (AGC), 4.25%, 5/15/38	2,650	2,565,333
Series A, (BHAC-CR, FGIC), 5.00%, 5/15/38	1,000	1,027,520
Louisville Waterworks Board, Kentucky, RB, Louisville Water Co., (AGM), 5.25%, 11/15/10 (a)	2,590	2,669,124

		12,977,088

		64,122,954

Multi-State — 5.0%
Housing — 5.0%
Centerline Equity Issuer Trust, 7.60%, 11/30/10 (b)(c)	4,000	4,108,720

6	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Guam — 0.6%
County/City/Special District/School District — 0.3%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	$300	$304,104

Utilities — 0.3%
Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	220	216,002

		520,106

Puerto Rico — 7.6%
State — 4.3%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series A-4, Remarketed, 5.25%, 7/01/30	215	221,577
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.38%, 8/01/39	3,000	3,339,930

		3,561,507

Transportation — 3.3%
Puerto Rico Highway & Transportation Authority, Refunding, RB, Series CC, (AGC), 5.50%, 7/01/31	2,500	2,682,725

		6,244,232

Virgin Islands — 0.1%
County/City/Special District/School District — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	100	89,536

Total Municipal Bonds — 91.6%		75,085,548

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Kentucky — 10.2%
County/City/Special District/School District — 2.5%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.38%, 12/01/39	2,000	2,067,471

Health — 3.8%
Kentucky Economic Development Finance Authority, Kentucky, Refunding & Improvement, RB, St. Elizabeth, Series A, 5.50%, 5/01/39	3,075	3,109,901

Transportation — 3.9%
Lexington-Fayette Urban County Airport Board, Refunding, RB, Series A, 5.00%, 7/01/27	3,000	3,168,060

Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost — $8,161,719) — 10.2%		8,345,432

Total Long-Term Investments (Cost — $81,632,149) — 101.8%		83,430,980

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.25% (e)(f)	4,080,032	4,080,032

Total Short-Term Securities (Cost — $4,080,032) — 5.0%		4,080,032

Total Investments (Cost — $85,712,181*) — 106.8%		87,511,012
Liabilities in Excess of Other Assets — (0.2)%		(205,785)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.6)%		(5,379,427)

Net Assets — 100.0%		$81,925,800

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$80,139,198

Gross unrealized appreciation	$2,677,061
Gross unrealized depreciation	(690,247)

Net unrealized appreciation	$1,986,814

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	$3,880,032	$6,238

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK FUNDS II	MARCH 31, 2010	7

Schedule of Investments (concluded)	BlackRock Kentucky Municipal Bond Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$78,045,980	—	$78,045,980
Short-Term Securities	$4,080,032	—	—	4,080,032

Total	$4,080,032	$78,045,980	—	$82,126,012

[1]	See above Schedule of Investments for values in the state or political subdivision.

8	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 2.2%
Housing — 2.2%
Centerline Equity Issuer Trust, 7.60%, 11/30/10 (a)(b)	$1,000	$1,027,180
Munimae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (a)(b)(c)	1,948	1,806,233

		2,833,413

Ohio — 80.4%
Corporate — 4.1%
Ohio Air Quality Development Authority, RB, Ohio Power, AMT, 7.13%, 6/01/41 (c)	1,000	1,009,060
Ohio Air Quality Development Authority, Refunding, PCRB, FirstEnergy, Series C, 5.63%, 6/01/18	1,000	1,050,580
Ohio Air Quality Development Authority, Refunding, RB, Columbus Southern Power Co., Series B, 5.80%, 12/01/38 (c)	1,000	1,036,900
Ohio State Water Development Authority, RB, Water Quality, Series A, 5.00%, 6/01/30	1,000	1,073,660
State of Ohio, Refunding, RB, USX Corp. Project, 5.63%, 5/01/29	1,000	1,001,870

		5,172,070

County/City/Special District/School District — 21.3%
City of Brunswick Ohio, GO, Special Assessment, 6.30%, 12/01/14	120	121,176
City of Cincinnati Ohio, RB, Madison Circle Project, Series C, 5.00%, 11/01/32	1,750	1,757,892
City of Cleveland Ohio, GO, Various Purpose, Series A, (AGC), 5.00%, 12/01/29	1,000	1,039,600
City of Cleveland Ohio, RB, Series C, (AGC), 5.00%, 1/01/27	1,500	1,531,875
City of Cuyahoga Falls Ohio, Refunding, GO, Various Purpose, 4.25%, 12/01/34	505	474,806
City of Mason Ohio, GO, Various Purpose, Limited Tax, 4.25%, 12/01/27	1,000	1,005,440
County of Franklin Ohio, GO, Various Purpose, 5.00%, 12/01/31	1,500	1,595,070
County of Hamilton Ohio, RB, Sub-Series B, (AMBAC), 5.25%, 12/01/32	1,015	1,017,294
Fairfield City School District, GO, 7.45%, 12/01/14	1,000	1,117,950
Miamisburg City School District, GO, School Facilities Construction & Improvement:
5.00%, 12/01/33	1,500	1,584,105
(AGC), 5.00%, 12/01/29	1,035	1,088,427
(AGC), 4.75%, 12/01/36	1,000	1,004,880
Monroe Local School District, Refunding, GO, School Improvement, (AMBAC), 5.50%, 12/01/25	1,835	2,046,172
New Albany Community Authority, RB, Series B, (AMBAC), 5.13%, 10/01/21	2,750	2,810,500
Northwestern Local School District Wayne & Ashland Counties, GO, School Improvement, (NPFGC, FGIC), 7.20%, 12/01/10	85	86,370
Olentangy Local School District, GO, School Facilities Construction & Improvement, 5.00%, 12/01/36	1,700	1,773,984
Sylvania City School District, GO, School Improvement, (AGC), 5.25%, 12/01/36	1,500	1,558,860
Vandalia Butler City School District, GO, School Improvement:
5.13%, 12/01/37	3,000	3,114,240
5.00%, 12/01/38	2,000	2,079,100

		26,807,741

Education — 24.5%
Cleveland State University, RB, (NPFGC, FGIC), 5.00%, 6/01/34	3,000	3,040,290
Kent State University Revenues, RB, General Receipts, Series B, (AGC), 4.25%, 5/01/31	1,250	1,176,812
Ohio State Higher Educational Facility Commission Higher Educational, RB:
Denison University Project, 5.13%, 11/01/11 (d)	3,000	3,239,820
Kenyon College Project, 5.25%, 7/01/44	5,000	5,139,300
Ohio State University, RB:
Series A, 5.25%, 12/01/12	3,290	3,648,051
Series A, 5.00%, 12/01/26	5,000	5,435,400
State of Ohio, RB:
Denison University 2007 Project, 5.00%, 11/01/32	2,500	2,633,625
Kenyon College Project, 5.00%, 7/01/41	2,500	2,472,500
State of Ohio, Refunding, RB, Case Western Reserve, 5.00%, 12/01/33	2,000	2,053,680
University of Cincinnati, RB, Series A, (NPFGC, FGIC), 5.00%, 6/01/31	2,000	2,017,420

		30,856,898

Health — 10.5%
County of Franklin Ohio, RB, Improvement, Nationwide Children’s Hospital, 5.25%, 11/01/40	4,500	4,547,070
County of Montgomery Ohio, RB:
Catholic Health Initiatives, Series D, 6.13%, 10/01/28	1,000	1,096,710
Catholic Health, Series A, 5.00%, 5/01/39	620	623,119
County of Scioto Ohio, RB, Southern Ohio Medical Center, 5.75%, 2/15/38	1,000	1,010,640
Ohio State Higher Educational Facility Commission Hospital, RB, University Hospital Health System, Inc., Series A:
4.50%, 1/15/31	2,000	1,802,060
(BHAC-CR), 5.25%, 1/15/46	4,000	4,107,600

		13,187,199

Housing — 7.1%
County of Franklin Ohio, RB, Wellington Village Project, Series A, (GNMA), AMT, 5.40%, 2/20/43	250	252,248
Ohio Housing Finance Agency, Ohio Mortgage Backed Securities, RB:
Series F, (GNMA, FNMA, FHLMC), 5.45%, 9/01/33	830	856,328
Series F, (GNMA, FNMA, FHLMC), 5.00%, 3/01/40	2,985	3,027,894
Series J, (GNMA, FNMA, FHLMC), 6.13%, 9/01/28	2,500	2,727,950

BLACKROCK FUNDS II	MARCH 31, 2010	9

Schedule of Investments (continued)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Housing (concluded)
Ohio Housing Finance Agency, Ohio, RB:
Series A, (AGM), 5.00%, 4/01/27	$2,000	$2,098,640
Wind River Apartments Project, Series A, (GNMA), AMT, 5.55%, 11/01/18	25	25,021

		8,988,081

Tobacco — 0.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed Senior Turbo:
Series A-2, 5.88%, 6/01/47	1,400	992,866
Series A-2, 6.50%, 6/01/47	250	194,932

		1,187,798

Transportation — 2.4%
County of Scioto Ohio, Refunding, RB, Norfolk Southern Corp. Project, 5.30%, 8/15/13 (c)	3,000	3,005,490

Utilities — 9.6%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/25	1,500	1,596,299
City of Cincinnati Ohio, RB, Series B, 5.00%, 12/01/32	2,000	2,111,900
City of Cleveland Ohio, RB, Series B-1, 5.00%, 11/15/38	2,000	2,009,160
City of Columbus, Ohio System RB:
Series A, 4.50%, 6/01/29	2,000	2,025,780
Series A, 4.25%, 6/01/30	1,270	1,255,852
County of Hamilton Ohio, RB, Improvement, Metropolitan Sewer District, Series B, (NPFGC), 5.00%, 12/01/16	2,720	3,083,283

		12,082,274

		101,287,551

Guam — 0.8%
County/City/Special District/School District — 0.3%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	400	405,472

Utilities — 0.5%
Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	675	662,735

		1,068,207

Puerto Rico — 7.0%
State — 7.0%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series E, 5.50%, 2/01/12 (d)	2,990	3,233,595
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A, 6.38%, 8/01/39	5,000	5,566,550

		8,800,145

Virgin Islands — 0.1%
County/City/Special District/School District — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	100	89,536

Total Municipal Bonds — 90.5%		114,078,852

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Ohio — 10.6%
Health — 10.6%
County of Montgomery Ohio, RB:
Catholic Health, Series A, 5.50%, 5/01/34	5,000	5,236,250
Various, Catholic Health, Series C-1, (AGM), 5.00%, 10/01/41	2,000	1,971,760
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	3,400	3,502,238
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.00%, 1/01/34	2,500	2,605,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.6%		13,315,748

Total Long-Term Investments (Cost — $123,253,121) — 101.1%		127,394,600

	Shares
Short-Term Securities
CMA Ohio Municipal Money Fund, 0.04% (f)(g)	3,558,885	3,558,885

Total Short-Term Securities (Cost — $3,558,885) — 2.8%		3,558,885

Total Investments (Cost — $126,812,006*) — 103.9%		130,953,485
Other Assets Less Liabilities — 1.2%		1,538,343
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%		(6,462,688)

Net Assets — 100.0%		$126,029,140

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$120,434,205

Gross unrealized appreciation	$4,998,277
Gross unrealized depreciation	(923,997)

Net unrealized appreciation	$4,074,280

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA Ohio Municipal Money Fund	$1,330,386	$1,498

(g)	Represents the current yield as of report date.

10	BLACKROCK FUNDS II	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Ohio Municipal Bond Portfolio

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$120,949,600	—	$120,949,600
Short-Term Securities	$3,558,885	—	—	3,558,885

Total	$3,558,885	$120,949,600	—	$124,508,485

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS II	MARCH 31, 2010	11

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 27, 2010